Convertible Note and Derivative Liability (Narrative) (Details) (USD $)	12 Months Ended						0 Months Ended	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012 item	Sep. 17, 2012	Jan. 25, 2013 Notes [Member]	Jul. 31, 2012 Notes [Member]	Sep. 26, 2012 Bridge Loan [Member]	Jul. 31, 2014 Bridge Loan [Member]	Jul. 31, 2013 Bridge Loan [Member]
Derivative Liability [Line Items]
Aggregate cash consideration received			$ 1,200,000
Number of lenders			9
Unsecured note principal amount					1,125,000	1,333,000
Amortization of debt discount		371,000
Amortization of deferred financing costs		215,000
Common stock held in escrow for repayment of note, shares							575,000
Common stock held in escrow for repayment of note, post amendment							500,000
Conversion price						$ 3.28
Fair value conversion feature		33,000
Change in fair value of derivative liability		33,000
Warrants issued								122,711	132,420
Fair value of warrants	9,000	51,000
Change in fair value of warrants	$ (55,000)	$ 268,000
Common stock, issued	29,394,940	12,569,503		4,341,615				100,662
Warrants outstanding	849,012							9,709